Leases - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 3,172	£ 3,934
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	760	668
Within 2 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	1,916	2,371
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 496	£ 895